Noncontrolling Interests	12 Months Ended
Dec. 31, 2014
Noncontrolling Interest [Abstract]
Noncontrolling Interests

17. Noncontrolling Interests

The following changes to noncontrolling interests in subsidiaries of the Company occurred during the year ended December 31, 2014 and 2013:

Medical Ambulatory Surgical Suites, LLC (“Kirby Partnership”)

In November 2013, the Company sold 15.1% of its ownership interest in the Kirby Partnership to existing physician limited partners, effectively decreasing the Company’s ownership interest to 25%.

Houston Microsurgery Institute, LLC (“MSIH”)

In March 2013, the Company redeemed the remaining equity interests held by physician limited partners at MSIH, effectively increasing the Company’s ownership interests to 97.7%. In October 2013, MSIH ceased operating as an ASC.

Microsurgery Institute, LLC (“MSID”)

In August 2013, the Company purchased ownership interest from all of the physician limited partners at MSID, increasing the Company’s ownership interest to 100%.

NHC ASC — Dallas, LLC (“NHC – ASC Dallas”)

In July 2013, the Company formed a limited liability company, NHC ASC – Dallas, which was owned 100% by Northstar Healthcare Acquisitions, LLC (“NHA”). In October 2013, the Company syndicated a private placement for certain physicians to become members in NHC ASC – Dallas. The Company assigned 100% of its equity interest in MSID to NHC ASC – Dallas, of which the Company owns 35% as a result of syndication.

SNWM

In January 2014, the Company acquired 31.78% ownership interest in SNWM, derived through both a direct and indirect investment. The Company also holds a 31.78% interest in both of SNWM’s fully owned subsidiaries, Spring Creek Urgent Care, LLC (“SCUC”) and Spring Creek Imaging, LLC (“SCI”).

Spring Northwest Operating, LLC (“SNWO”)

In January 2014, the Company acquired a 32.14% ownership in SNWO, derived through both a direct and indirect investment.

WIM

In January 2014, the Company acquired a 22.22% ownership interest in WIM, derived through both a direct and indirect investment.

KIRPA Holdings, LLC (“KIRPA”)

In January 2014, the Company acquired a 40% ownership interest in KIRPA. KIRPA holds a controlling interest in SNWM, SCUC, SCI, and SNWO.

GRIP Medical Diagnostics, LLC (“GRIP”)

In January 2014, the Company acquired a 40% ownership interest in GRIP. GRIP holds a controlling interest in WIM.

Northstar Healthcare Dallas Management, LLC (“NHDM”)

In April 2014, the Company formed a limited liability company, NHDM, which is owned 50% by NHA and 50% by physician limited partners. NHDM was formed to provide management services to NHC-ASC Dallas.

First Nobilis

As discussed in Note 2, in September 2014, the Company and a third party formed First Nobilis. First Nobilis is owned 51% by NHA and 49% by a third party. First Nobilis formed two subsidiary companies, First Nobilis Hospital, LLC and First Nobilis Surgical Center, LLC, as new operating entities.

Noncontrolling interests at December 31, 2014 represent an 8.1% interest in The Palladium for Surgery – Houston, Ltd, 75% interest in the Kirby Partnership, 5% interest in MSID, 2.3% interest in MSIH, 60% interest in Houston Procedure Suite, LLC, 50% in NHDM, 50% in KIRPA, 60% in GRIP, 60% in NHC ASC – Dallas, 67.9% in SNWO, 68.2% in SNWM, 68.2% in SCUC, 68.2% in SCI; 77.8% in WIM, 49%, and First Nobilis Pursuant to U.S. GAAP, notwithstanding having an ownership interest less than 50%, the Company is deemed to have the power to control each of the above mentioned entities in which it holds less than the majority voting interests based on a combination of factors which include but are not limited to (1) the Company’s hold of majority voting rights as defined through executed partnership agreements, (2) the Company’s ability and right to govern day-to-day operations as defined through executed management and cost sharing agreements, (3) the Company’s rights as lessee on all leased facility space. Based on the power to control the activities of these entities and the responsibility to absorb significant losses, the Company was deemed the primary beneficiary under U.S. GAAP and as such consolidates these entities.